Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Basis of presentation
a.	Basis of presentation

The Company’s consolidated financial statements are prepared in accordance with generally accepted accounting principles in the United States (hereinafter,“U.S GAAP”) and include the accounts of the Company and of all its wholly owned subsidiaries. Intercompany accounts and transactions have been eliminated in consolidation.

Use of estimates in the preparation of financial statements
b.	Use of estimates in the preparation of financial statements

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates and such differences may have a material impact on the Company’s consolidated financial statements. As applicable to these consolidated financial statements, the most significant estimates relate to goodwill impairment, fair-value of contingent earnout liability, useful lives of intangible assets, deferred taxes and share-based payments. The Company bases its estimates on historical experience, known trends and events and various other factors that the Company believes are reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. The Company evaluates its estimates and assumptions on an ongoing basis. The Company’s actual results may differ from these estimates under different assumptions or conditions.

Functional currency
c.	Functional currency

The U.S. dollar is the currency of the primary economic environment in which the operations of the Company and its subsidiaries are conducted. A substantial portion of the revenue and operational costs are denominated in U.S. dollars. Accordingly, the functional currency of the Company is the U.S. dollar (“primary currency”). Transactions and balances originally denominated in dollars are presented at their original amounts. Balances in foreign currencies are translated into the primary currency using historical and current exchange rates for nonmonetary and monetary balances, respectively. For foreign transactions and other items reflected in the statements of operations, the following exchange rates are used: (1) for transactions – exchange rates at transaction dates or average rates and (2) for other items (derived from nonmonetary balance sheet items such as depreciation) – historical exchange rates. The resulting transaction gains or losses are recorded as financial income or expenses
Business Combinations
d.	Business Combinations

The Company allocates the fair value of consideration transferred in a business combination to the assets acquired, liabilities assumed, and non-controlling interests in the acquired business based on their fair values at the acquisition date. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred. The excess of the fair value of the consideration transferred plus the fair value of any non-controlling interest in the acquiree over the fair value of the assets acquired, liabilities assumed in the acquired business is recorded as goodwill. The fair value of the consideration transferred may include a combination of cash, equity securities, earn out payments and deferred payments. The allocation of the consideration transferred in certain cases may be subject to revision based on the final determination of fair values during the measurement period, which may be up to one year from the acquisition date. The cumulative impact of revisions during the measurement period is recognized in the reporting period in which the revisions are identified. The Company includes the results of operations of the businesses that it has acquired in its consolidated results prospectively from the respective dates of acquisition.

The Company records obligations in connection with its business combinations at fair value on the acquisition date. Each reporting period thereafter, the Company revalues earn-out liabilities and records the changes in their fair value in the consolidated statements of operations and comprehensive loss.

Changes in the fair value of earn-out liabilities can result from adjustments to the discount rates, the Company’s shares price, sales and profitability targets. This fair value measurement represent Level 3 measurements, as they are based on significant inputs not observable in the market. Significant judgment is required in determining the assumptions utilized as of the acquisition date and for each subsequent period. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

Cash and cash equivalents
d.	Cash and cash equivalents

The Company considers as cash equivalents all short-term, highly liquid investments, which include short-term bank deposits with original maturities of three months or less from the date of purchase that are not restricted as to withdrawal or use and are readily convertible to known amounts of cash.

Marketable Securities
e.	Marketable Securities

All highly liquid investments are classified as marketable securities and have been classified and accounted for as available-for-sale. Investment in securities consists of debt securities classified as available-for-sale and recorded at fair value. The Company classifies its marketable securities as either short-term or long-term based on each instrument’s underlying contractual maturity date. Unrealized gains and losses on marketable debt securities classified as available-for-sale are reported net of the related tax effect in other comprehensive income/(loss).

Accounts receivables
f.	Accounts receivables

Accounts receivable are presented net of the allowance for expected credit loss and consists of short term receivables that arise in the normal course of business. The Company performs ongoing credit evaluations of its customers’ financial condition and typically requires no collateral from its customers.

The Company adopted the Current Expected Credit Losses (“CECL”) guidance effective January 1, 2020. The Company maintains the allowance for estimated losses resulting from the inability of the Company’s customers to make required payments. The allowance represents the current estimate of lifetime expected credit losses over the remaining duration of existing accounts receivable considering current market conditions and supportable forecasts when appropriate. The estimate is a result of the Company’s ongoing evaluation of collectability, customer creditworthiness, historical levels of credit losses, and future expectations.

Changes in the allowance for credit losses are recognized in general and administrative expenses. Accounts receivables are written-off against the allowance for credit losses when management deems the accounts are no longer collectible.

Property and equipment, net
g.	Property and equipment, net

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated on a straight-line basis over the following estimated useful lives:

Years
Computers and electronic equipment	3-7
Office furniture and lab equipment	5-17
Vehicles	7
Equipment and machinery	5-10
Land	N/A

Leasehold improvements are amortized over the terms of the respective leases or the estimated useful lives of the improvements, whichever is shorter.

Intangible Assets, net
h.	Intangible Assets, net

Goodwill

Goodwill reflects the excess of the consideration transferred plus the fair value of any non-controlling interest in the acquiree at the business combination date over the fair values of the identifiable net assets acquired. Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. The Company allocates goodwill to its reporting units based on the reporting unit expected to benefit from the business combination.   The primary items that generate goodwill include the value of the synergies between the acquired companies and the Company and the acquired assembled workforce, neither of which qualifies for recognition as an intangible asset. ASC 350 allows an entity to first assess qualitative factors to determine whether a quantitative goodwill impairment test is necessary. Further testing is only required if the entity determines, based on the qualitative assessment, that it is more likely than not that a reporting unit’s fair value is less than its carrying amount. Otherwise, no further impairment testing is required. Examples of events or circumstances that may be indicative of impairment include but are not limited to: macroeconomic and industry conditions, overall financial performance and adverse changes in legal, regulatory, market share and other relevant entity specific events. An entity has the option to bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative goodwill impairment test. This would not preclude the entity from performing the qualitative assessment in any subsequent period. The quantitative assessment compares the fair value of the reporting unit to its carrying value, including goodwill.

The Company determines the fair value of its reporting units using a discounted cash flow model, which utilizes key assumptions such as projected revenues, cost of revenues and operating expenses. These assumptions are determined by the Company’s management utilizing its internal operating plan, growth rates for revenues and operating expenses and margin assumptions. An additional key assumption under this approach is the discount rate, based on the weighted average cost of capital, which is adjusted for current risk-free rates of capital, current market interest rates, and the evaluation of a risk premium relevant to the business segment.

If the Company’s assumptions relative to revenue growth rates, cost of revenues and operating expenses were to change, the Company’s fair value calculation may change, which could result in impairment. If the Company’s assumptions relative to the discount rate and the evaluation of risk premium growth rates were to change, the Company’s fair value calculation may change, which could result in impairment. The Company uses the income approach to determine the fair value of the reporting units because it considers the anticipated future financial performance of the reporting units. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

The Company’s goodwill is tested for impairment at least on an annual basis, on the last day of the fourth quarter of the fiscal year and whenever events or changes in circumstances indicate the carrying value of a reporting unit may not be recoverable. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount of the respective reporting unit exceeds its fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

The goodwill is assigned to the reporting units of the AI Solutions segment (which was recorded in the acquisition of Nanox AI) and the Radiology Services segment (which was recorded in the acquisition of USARAD). The carrying value of each reporting unit is determined by assigning the assets and liabilities, including the existing goodwill, to those reporting units.

As of December 31, 2021, the Company did not determine that it was more likely that not that the fair value of each reporting unit was less than its carrying amount. During 2022, the Company recognized a goodwill impairment of $50,878 thousand. See note 4.

Other Intangible Assets, net

Definite life intangible assets are amortized using the straight-line method over their estimated period of useful life. Amortization of radiologist relationships, market platform, developed technology and image big data are recorded under cost of revenues. Amortization of trade names and customer relationships are recorded under sales and marketing expenses. In addition, the remaining amortization period for the impaired asset would be reassessed and, if necessary, revised.

Impairment of long-lived assets
i.	Impairment of long-lived assets

The Company’s long-lived assets, such as property, plant and equipment and identifiable intangible assets are reviewed for potential impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Impairment indicators which could trigger an impairment may include, among others, any significant changes in the manner of the Company’s use of the assets or the strategy of the Company’s overall business, certain reorganization initiatives, significant negative industry or economic trends or when the Company concludes that it is more likely than not that an asset will be disposed of or sold. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. This measurement includes significant estimates and assumptions inherent in the estimate of the fair value of identifiable intangible assets such as assumptions associated with forecasting profitability, including operational margins and capital expenditures.. Newly acquired and recently impaired long-lived assets are more vulnerable to impairment as the assets are recorded at fair value and are then subsequently measured at the lower of fair value or carrying value annually or when triggering events are present. As such, immediately after acquisition or impairment, even small declines in the outlook for these assets can negatively impact our ability to recover the carrying value and can result in an impairment charge. Accordingly, changes in the assumptions described above could have a material impact on our consolidated results of operations. An impairment charge in the amount of $172 thousand and $214 thousand was recorded for the years ended December 31, 2022 and 2021, respectively, in relation to the Company’s Property, Plant and Equipment. During the year ended December 31, 2020, the Company did not record any impairment charges related to the Company’s Property, Plant and Equipment. During 2022, 2021 and 2020, the Company did not record any impairment charge related to its definite life intangible assets.

Investment in Equity Securities
j.	Investment in Equity Securities

The Company’s investment in equity securities consists of non-marketable equity securities, which is an investment in a privately held company. The Company’s equity investment does not have a readily determinable fair value. The investment is measured as cost method investment under the measurement alternative prescribed within ASU 2016-01 “Financial Instruments—Recognition and Measurement of Financial Assets and Financial Liabilities” to the extent such an investment is not subject to consolidation or the equity method.  In February 2022, the Company purchased 67,000 common shares of a privately held company for an amount of $1,010 thousand.

Severance pay
k.	Severance pay

Israeli labor law generally requires severance pay be granted upon dismissal of an employee or upon termination of employment under certain other circumstances. Pursuant to Section 14 of the Severance Compensation Act, 1963 (“Section 14”), all of the Company’s employees in Israel are entitled to monthly deposits, at a rate of 8.33% of their monthly salary, made in their name with insurance companies. Payments under Section 14 relieve the Company from any future severance payment obligation with respect to those employees and, as such, the Company may only utilize the insurance policies for the purpose of disbursement of severance pay. As a result, the Company does not recognize an asset nor liability for these employees.

In 2022 and 2021, all of the employees of the Company and its subsidiary in Israel are subject to Section 14 of the Severance Law. Severance pay expenses for 2022, 2021 and 2020 amounted to $1,251 thousand, $846 thousand and $212 thousand, respectively.

Legal and other contingencies
l.	Legal and other contingencies

Certain conditions, such as legal proceedings, may exist as of the date the consolidated financial statements are issued that may result in a loss to the Company, but that will only be resolved when one or more future events occur or fail to occur. In assessing loss contingencies related to legal proceedings that are pending against the Company or unasserted claims that may result in such proceedings, the Company’s management evaluates with its legal advisors the perceived merits of any legal proceedings or unasserted claims as well as the perceived merits of the amount of relief sought or expected to be sought. Such assessment inherently involves an exercise of judgment. Legal fees are expensed as incurred. Litigation outcomes and contingencies are unpredictable and excessive verdicts can occur. Therefore, the Company’s assessments involve complex judgments concerning future events and often rely heavily on estimates and assumptions. The Company applies the guidance in ASC 450-20-25 when assessing losses resulting from contingencies. The Company reviews the adequacy of the accruals on a periodic basis and may determine to alter its reserves at any time in the future if the Company believes it would be appropriate to do so. As such accruals are based on management’s judgment as to the probability of losses and, where applicable, actuarially determined estimates, accruals may materially differ from actual verdicts, settlements or other agreements made with regards to such contingencies. If the assessment of a contingency indicates that it is probable that a material loss would be incurred and the amount of the liability can be estimated, then the Company records an accrued expense in the Company’s consolidated financial statements based on its best estimate. Loss contingencies considered to be remote by management are generally not disclosed unless material. For additional information, see note 11.

Revenue Recognition
m.	Revenue Recognition

The majority of the Company’s revenues are derived from radiology service fees received from various payors based on established billing rates. Revenues are derived directly from hospitals and healthcare providers. The Company recognizes revenue in the period in which the performance obligation is satisfied. The Company records the amount of revenue that reflects the consideration that it expects to receive in exchange for those services. The Company applies the following five-step model in order to determine this amount: (i) identification of the contract with a customer; (ii) identification of the promised services in the contract and determination of whether they represent performance obligations, including whether they are distinct in the context of the contract; (iii) measurement of the transaction price, including the constraint on variable consideration; (iv) allocation of the transaction price to the performance obligations; and (v) recognition of revenue when (or as) the Company satisfies each performance obligation. The teleradiology services have one performance obligation where the Company acts as principal to its customers (imaging centers, hospitals, and other healthcare providers). Revenue is recognized at a point in time when such performance obligation is satisfied, specifically when the radiologist completes the reading and the annotation of the patient’s images. At large, payments are due at satisfaction of the Company’s performance obligation and after the Company issues an invoice. The Company’s teleradiology fees are fixed based on the type of modalities and agreed with its customers prior to rendering its services. Invoices are issued monthly for services rendered in the same month. Payments are due upon receipt of the invoice. The Company assesses collectability as part of the revenue recognition model. This assessment includes a number of factors such past due amounts, past payment history, and current economic conditions. If it is determined that collectability cannot be reasonably assured, the Company will not recognize the revenue until collectability is assured.

The Company records deferred revenue for any upfront payments received in advance of the Company’s performance obligations being satisfied. These contract liabilities consist principally of unearned radiology service fees.

Research and development expenses
n.	Research and development expenses

Research and development expenses are charged to the statement of operations as incurred and consist primarily of personnel, materials and supplies for research and development activities.

Income tax
o.	Income tax

1)	The Company accounts for income taxes in accordance with ASC 740, “Income Taxes” (“ASC 740”). ASC 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to their estimated realizable value if it is more likely than not that a portion or all of the deferred tax assets will not be realized, based on the weight of available positive and negative evidence. Deferred tax liabilities and assets are classified as non-current in accordance with ASU 2015-17.

2)

Taxes that would apply in the event of disposal of investments in foreign and domestic subsidiaries have not been taken into account in computing the deferred income taxes, as it is the Company’s intent and ability to hold these investments.

3)	The Company accounts for uncertain tax positions in accordance with ASC 740-10. ASC 740-10 contains a two-step approach to recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% (cumulative probability) likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits under taxes on income (tax benefit).

4)	Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In the determination of the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, that may enhance the likelihood of realization of a deferred tax asset. Assessments for the realization of deferred tax assets made at a given balance sheet date are subject to change in the future, particularly if earnings of a subsidiary are significantly higher or lower than expected, or if the Company takes operational or tax positions that could impact the future taxable earnings of a subsidiary. Accordingly, changes in the assumptions described above could have a material impact on the Company’s consolidated results of operations.

Share-based compensation
p.	Share-based compensation

The Company accounts for share-based compensation under ASC 718, “Compensation - Stock Compensation,” which requires the measurement and recognition of compensation expense based on estimated fair values for all share-based payment awards made to non-employees, employees, officers and directors. ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant. The Company uses the Black-Scholes-Merton option-pricing model as part of such estimation.

The Company recognizes compensation expenses for its stock-based option awards and RSUs on a straight-line basis over the requisite service period (primarily a four-year period). The Company accounts for forfeitures as they occur.

Loss per share
q.	Loss per share

Basic earnings per share is computed by dividing net income (loss) attributable to holders of ordinary shares of the Company by the weighted average number of ordinary shares outstanding for each reporting period.

In computing the Company’s diluted earnings per share, the denominator for diluted earnings per share is a computation of the weighted-average number of ordinary shares and the potential dilutive ordinary shares outstanding during the period. Potential dilutive ordinary shares result from assumed exercise of options and the assumed vesting of RSUs, using the “treasury stock” method.

The Company did not take into account any dilutive instruments, such as investor warrants, share-based payments and earn-out liabilities that will be settled in ordinary shares upon the achievement of certain milestones, for which the Company assesses their occurrence at the end of each reporting period-, since their effect is anti-dilutive.

Fair value measurement
r.	Fair value measurement

Fair value is based on the price that would be received from the sale of an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. In order to increase consistency and comparability in fair value measurements, the guidance establishes a fair value hierarchy that prioritizes observable and unobservable inputs used to measure fair value into three broad levels, which are described as follows:

Level 1:	Quoted prices (unadjusted) in active markets that are accessible at the measurement date for assets or liabilities. The fair value hierarchy gives the highest priority to Level 1 inputs.

Level 2:	Observable prices that are based on inputs not quoted on active markets, but corroborated by market data.

Level 3:	Unobservable inputs are used when little or no market data is available. The fair value hierarchy gives the lowest priority to Level 3 inputs.

In determining fair value, the Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs to the extent possible and considers counterparty credit risk in its assessment of fair value.

The Company’s financial instruments consist mainly of cash and cash equivalents, restricted cash, accounts receivable, accounts payable, accrued expenses and other liabilities. The fair value of these financial instruments approximates their carrying value.

	Balance as of December 31, 2022
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	31,841		31,841
Marketable securities	-	64,359	-	64,359

Total assets	-	96,200	-	96,200

Liabilities:
Long term loan	-	-	3,228	3,228
Contingent short term earnout liability (***)	-	-	4,250	4,250
Contingent long-term earnout liability (***)	-	-	4,089	4,089
Total liabilities	-	-	11,567	11,567

The Company classifies AFS securities within Level 2 because it uses alternative pricing sources and models utilizing market observable inputs to determine their fair value.

	Balance as of December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets:
Money market funds (*)	-	29,697		29,697
Marketable securities	-	89,911	-	89,911

Total assets	-	119,608	-	119,608

Liabilities:
Long term loan (**)	-	-	3,796	3,796
Contingent short term earnout liability (***)	-	-	42,471	42,471
Contingent long-term earnout liability (***)	-	-	5,814	5,814
Total liabilities	-	-	52,081	52,081

(*)	As of December 31, 2022, approximately $31,841 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2021, approximately $29,697 thousand of debt securities were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.

(**)	As of December 31, 2021, the fair value of the long term loan approximates its carrying value since the loan was originated in September 2021.

(***)	The income valuation approach is applied and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.

Contingent earnout liability:

The Company determines the fair value of the liabilities for the earn-out contingent consideration based on a probability-weighted discounted cash flow analysis with regards to probability assessments of achievement of certain milestones and discount rate. A probability of success factor ranging from 0% to 100% was used in the calculation of the probability of the achievement of each milestone. This fair value measurement is based on significant unobservable inputs and thus represents a Level 3 measurement within the fair value hierarchy. The fair value of the contingent consideration liabilities is based on several factors, such as: the cash flows projected from operations; the probability of success of achievement of regulatory clearances, CPT codes, and other industry certification, development of applications and systems deployment and several other milestone events; and the time and resources needed to complete each milestone and the risk adjusted discount rate for fair value measurement. The weighted average discount rate ranged from 4.696% to 22.50%. The contingent short and long term earnout liability consideration is evaluated quarterly. Changes in the fair value of contingent consideration liabilities are recorded in the consolidated statements of operations. Significant changes in unobservable inputs, mainly the probability of success and cash flows projected, could result in material changes in the contingent short and long term earnout liabilities.

The following table summarizes the activity for those financial liabilities where fair value measurements are estimated utilizing Level 3 inputs:

	December 31, 2022	December 31, 2021
	(U.S. $ in thousands)
Fair value at the beginning of the year	$48,285	$-
Initial recognition of earnout liabilities -	-	48,285
Change in fair value of earn out liabilities obligation -	(20,376)	-
Issuance of ordinary shares due to achievement of milestones and settlement of contingent consideration	(19,570)	-
Fair value at the end of the year	$8,339	$48,285

The Quantitative Information about Level 3 Fair Value Measurements of the Company’s short-term and long-term contingent consideration liabilities designated as Level 3 are as follows:

	Fair Value at December 31, 2021	Valuation Technique	Significant Unobservable Input

Contingent short term earnout liability — (Nanox AI, MDW Inc. and USARAD Holding Inc.)	$42,471	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Contingent long term earnout liability — (Nanox AI, MDW Inc. and USARAD Holding Inc.)	$5,814	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

	Fair Value at December 31, 2022	Valuation Technique	Significant Unobservable Input

Contingent short term earnout liability — (MDW Inc. and USARAD Holding Inc.)	$4,250	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Contingent long term earnout liability — (USARAD Holding Inc.)	$4,089	Discounted cash flow	contingent payment arrangement terms, and probability of achievement

Concentration of Credit Risks
s.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted cash, marketable securities and accounts receivable.

The Company’s cash and cash equivalents and restricted cash are invested with major banks in Israel, the United States, Korea and Japan. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash balances are financially sound and, accordingly, bear minimal risk.

Leases
t.	Leases

The Company accounts for leases in accordance with ASC 842. The Company determines if an arrangement is a lease at inception. Balances related to operating leases are included in operating lease right-of-use (“ROU”) assets, current maturities of operating leases liabilities and Non-current operating leases liabilities in the consolidated balance sheets.

The Company also elected not separating lease components from non-lease components and to keep leases with an initial term of 12 months or less off the balance sheet and recognize the associated lease payments in the consolidated statements of operations on a straight-line basis over the lease term.

ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized as of the commencement date based on the present value of lease payments over the lease term. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the Company will exercise that option. The discount rate for the lease is the rate implicit in the lease unless that rate cannot be readily determined. As the Company’s leases do not provide an implicit rate, the Company’s uses its estimated incremental borrowing rate based on the information available at the commencement date in determining the present value of lease payments. Lease expense for lease payments is recognized on a straight-line basis over the lease term (see also note 7).

Segment reporting
u.	Segment reporting

ASC 280, “Segment Reporting,” establishes standards for reporting information about operating segments. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision maker is the Company’s Chief Executive Officer (the “CODM”), who makes resource allocation decisions and assesses performance based on financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues, gross profit and operating loss by the three identified reportable segments. The Company’s business includes three operating segments based on the services that the Company provides. The three segments are composed of the Nanox.ARC segment, the AI solutions segment and the Radiology services segment.